Shareholders' Equity (Summary of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options outstanding
Number of shares unexercised as of December 31, 2013	1,021,071
Options exercisable
Number of exercisable shares as of December 31, 2013	462,660
3.00-3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 3.00
Rates of exercise prices in US$, upper limit	$ 3.80
Options outstanding
Number of shares unexercised as of December 31, 2013	502,600
Options outstanding, weighted average remaining contractual life	4 years 11 months 23 days
Average exercise price	$ 3.56
Options exercisable
Number of exercisable shares as of December 31, 2013	236,700
Average exercise price	$ 3.59
4.00-5.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 4.00
Rates of exercise prices in US$, upper limit	$ 5.44
Options outstanding
Number of shares unexercised as of December 31, 2013	363,318
Options outstanding, weighted average remaining contractual life	4 years 10 months 28 days
Average exercise price	$ 4.28
Options exercisable
Number of exercisable shares as of December 31, 2013	70,807
Average exercise price	$ 4.14
7.50-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 7.50
Rates of exercise prices in US$, upper limit	$ 9.84
Options outstanding
Number of shares unexercised as of December 31, 2013	123,688
Options outstanding, weighted average remaining contractual life	3 months 18 days
Average exercise price	$ 7.56
Options exercisable
Number of exercisable shares as of December 31, 2013	123,688
Average exercise price	$ 7.56
10.24-22.56[Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 10.24
Rates of exercise prices in US$, upper limit	$ 22.56
Options outstanding
Number of shares unexercised as of December 31, 2013	31,465
Options outstanding, weighted average remaining contractual life	1 year 2 months 5 days
Average exercise price	$ 14.53
Options exercisable
Number of exercisable shares as of December 31, 2013	31,465
Average exercise price	$ 14.53